Significant accounting policies - Future Changes to Accounting Standards (Details) - IFRS 16 - Adjustments for new IFRSs $ in Billions	Jan. 01, 2019 CAD ($)
Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	$ 2.1
Lease liabilities	2.1
Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	2.3
Lease liabilities	$ 2.3